CONDENSED COMBINED/CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 73,374	$ 73,416
Accounts receivable, net	610,577	547,807
Other receivables	50,396	52,259
Prepaid expenses and other current assets	66,301	48,665
Total Current Assets	800,648	722,147
Property and equipment, net	763,904	577,528
Operating lease right-of-use assets	2,112,914	2,007,812
Insurance subsidiary deposits and investments	35,476	0
Escrow funds	19,531	15,649
Goodwill and other indefinite-lived assets	65,291	65,291
Other assets	98,584	124,312
Total Assets	3,896,348	3,512,739
Current Liabilities:
Accounts payable	125,746	140,947
Accrued payroll and benefits	107,077	92,234
Current operating lease liabilities	113,278	109,438
Current maturities of long term debt	15,745	16,822
Current portion of accrued self-insurance liabilities	31,252	27,536
Other accrued expenses	75,003	69,949
Total Current Liabilities	468,101	456,926
Long-term operating lease liabilities	2,068,585	1,961,997
Accrued benefits, less current portion	6,738	6,738
Lines of credit	248,000	520,000
Long-term debt, less current maturities, net of deferred financing fees	227,107	195,708
Accrued self-insurance liabilities, less current portion	172,111	146,167
Other liabilities	127,472	123,477
Total Liabilities	3,318,114	3,411,013
Commitments and contingencies
Equity:
Common stock	152	129
Additional paid-in capital	471,472	0
Retained earnings	100,504	95,997
Total stockholders' equity	572,128	96,126
Non-controlling interest in subsidiary	6,106	5,600
Total Equity	578,234	101,726
Total Liabilities and Equity	$ 3,896,348	$ 3,512,739